S000019840 [Member] Expense Example, No Redemption - Columbia Variable Portfolio - Large Cap Growth Fund	Dec. 31, 2025 USD ($)
Columbia Variable Portfolio - Large Cap Growth Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	1,037
Columbia Variable Portfolio - Large Cap Growth Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	883
Columbia Variable Portfolio - Large Cap Growth Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	$ 1,178